Subsequent Events (Details Narrative) - USD ($)									6 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 17, 2025	Aug. 07, 2025	Jul. 31, 2025	Jul. 08, 2025	Jul. 07, 2025	Mar. 31, 2025	Jan. 21, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 09, 2025	Aug. 27, 2025	Apr. 07, 2025	Apr. 01, 2025	Mar. 01, 2025	Jan. 29, 2025	Mar. 31, 2024	Jan. 25, 2024	Jan. 24, 2024	Oct. 26, 2023	Mar. 29, 2023	Jan. 25, 2023	Jan. 24, 2023	Jul. 16, 2022
Subsequent Event [Line Items]
Debt Instrument, Face Amount																	$ 10,748,408					$ 14,500,000
Share price										$ 0.0001									$ 25	$ 0.00			$ 25.00	$ 40.00
Minimum stockholders equity										$ 2,500,000
Accrued settlement amount							$ 300,000
Common stock, shares, issued									2,826,468	2,783,667	2,728,169										37,500
Common stock, value									$ 282	$ 278	$ 273
Common stock, par value									$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued									351,857
Shares granted									150,934		16,837
Consideration payment price per share									$ 40	$ 40
Shares due to holders									183,369	183,369
Reset price per share									$ 25																$ 25
Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares, issued									2,826,648	2,783,667
Reset price per share																		$ 1.00
Common Class A [Member]
Subsequent Event [Line Items]
Share price										$ 360.00
Common Class A [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Series B convertible preferred stock										39,600	628,110
Senior Secured Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																						$ 14,500,000
Loan Agreements [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 10,700,000
Loan Agreements [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	13,436
Loan Agreements [Member] | Series B Warrant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	865,200
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount												$ 687,500	$ 687,500			$ 10,748,408	$ 10,748,408
Loan receivable				$ 385,642
Sale of loan received				$ 384,527
Shares granted			91,751
Stock option exercise			$ 2.40
Stock option percentage			100.00%
Gross proceeds			$ 4,000,000
Sale of Stock, Consideration Received Per Transaction		$ 150
Stock Issued During Period, Shares, New Issues		582,899
[custom:PercentageOfIssuedAndOutstanding]		19.99%
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Series B convertible preferred stock	825
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share price							$ 1.00
Subsequent Event [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Stockholders amendment, description					the Company’s stockholders approved an amendment (the “Amendment”) to the Company’s Amended and Restated – 2022 Equity Incentive Pan (the “Plan”), which amended the Plan to (i) increase the number of shares that may be issued under the Plan from 351,857 to 626,749, (ii) provide for the annual automatic increase of such reserve in order to maintain an authorized amount of 15% of the total outstanding shares, and (iii) provide for an automatic increase of such reserve in the event of a Dilution Event (as defined in the Plan) in order to maintain an authorized amount of 10% of the total outstanding shares
Number of shares issued					626,749	351,857
Subsequent Event [Member] | Former Employee [Member]
Subsequent Event [Line Items]
Accrued settlement amount						$ 300,000
Common stock, shares, issued						89,308
Common stock, value						$ 200,000
Common stock, par value						$ 2.24
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Share price														$ 1.00	$ 1.00
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Series B convertible preferred stock	825
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	5,002
Subsequent Event [Member] | Series B Warrant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	322,111
Subsequent Event [Member] | Senior Secured Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																$ 10,748,408
Debt Instrument, Interest Rate, Stated Percentage																4.25%
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
[custom:ProceedsFromSaleOfCommonStockPercentage]	25.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
[custom:AdditionalCashPrice]	$ 28,800,000
Proceeds from Issuance of Convertible Preferred Stock	$ 6,300,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	1,999,544
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	31,052
Chief Executive Officer [Member] | Subsequent Event [Member] | Employment Agreement [Member]
Subsequent Event [Line Items]
Salary								$ 360,000
Board Of Director [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares granted			53,144
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price			$ 2.40